1933 Act File No. 333-107190


                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, DC 20549

                                 Form N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    X

    Pre-Effective Amendment No.      ...............

    Post-Effective Amendment No.  1_................       X

                                   and/or


                    FEDERATED TOTAL RETURN SERIES, INC.

             (Exact Name of Registrant as Specified in Charter)

                         Federated Investors Funds
                            5800 Corporate Drive
                    Pittsburgh, Pennsylvania 15237-7000
                  (Address of Principal Executive Offices)

                               (412) 288-1900
                      (Registrant's Telephone Number)

                        John W. McGonigle, Esquire,
                         Federated Investors Tower
                     Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)


                                  Copy to:

                        Matthew G. Maloney, Esquire
                   Dickstein Shapiro Morin & Oshinsky, LLP
                             2101 L Street, NW
                            Washington, DC 20037


   It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b).








PART C.  OTHER INFORMATION.

Item 15.  Indemnification:

Indemnification is provided to Directors and officers of Federated Total Return Series, Inc. (the "Registrant") pursuant to the Registrant's Articles of Incorporation and Bylaws, except where such indemnification is not permitted by law. However, the Articles of Incorporation and Bylaws do not protect the Directors or officers from liability based on willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. Directors and officers of the Registrant are insured against certain liabilities, including liabilities arising under the Securities Act of 1933 (the "Act").

Insofar as indemnification for liabilities arising under the Act may be permitted to Directors, officers, and controlling persons of the Registrant by the Registrant pursuant to the Articles of Incorporation or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Directors, officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Directors, officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Insofar as indemnification for liabilities may be permitted pursuant to
Section 17 of the 1940 Act for Directors, officers, or controlling persons of the Registrant by the Registrant pursuant to the Articles of Incorporation or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Articles of Incorporation or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Directors who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an officer, Director, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking;
(ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.


Item 16.  Exhibits

1.    Conformed copy of Articles of Incorporation; (1)
1.2 Conformed copy of Articles of Amendment of Articles of Incorporation; (2)
1.3   Conformed copies of Articles of Amendments Nos. 5-12 to
      Articles of Amendment of the Registrant; (19)
1.4 Conformed copy of Amendment No. 13 to Articles of Incorporation of the Registrant; (21)
1.5 Conformed copy of Amendment No. 14 to Articles of Incorporation of the Registrant; (25)

2.    Copy of By-Laws of the Registrant; (1)
2.1   Copies of Amendments Nos. 1-3 to the By-Laws of the Registrant;
      (16)
2.2   Copy of Amendment No. 4 to the By-Laws of the Registrant; (22)
2.3   Copy of Amendment No. 5 to the By-Laws of the Registrant; (25)

3.    Not Applicable

4. Agreement and Plan of Reorganization is included as Exhibit 1 to the Combined Proxy Statement and Prospectus of the Registration Statement (26)

5. Copy of Specimen Certificate for Shares of Capital Stock of the Registrant; (10)

6. Copy of Investment Advisory Contract of the Registrant and conformed copies of Exhibits A and B of Investment Advisory Contract of the Registrant; (7)
6.1 Conformed copy of Exhibit C to the Investment Advisory Contract of the Registrant; (19)
6.2 Conformed copies of Exhibits D and E of Investment Advisory Contract of the Registrant; (11)
6.3 Conformed copy of Exhibit F of Investment Advisory Contract of the Registrant; (18)
6.4   Conformed copy of Amendment to the Investment Advisory
      Contract; (20)
6.5 Conformed copy of Limited Power of Attorney of the Investment Advisory Contract of the Registrant; (19)
6.6 Conformed copy of Schedule 1 to Limited Power of Attorney of the Registrant; (19)

7. Copy of Distributor's Contract of the Registrant and Conformed copies of Exhibits A, B, C and D to the Distributor's Contract of the Registrant; (4)
7.1 Copy of Distributor's Contract of the Registrant and Conformed copies of Exhibits E and F to Distributor's Contract of the Registrant; (10)
7.2 Conformed copies of Exhibits G and H to Distributor's Contract of the Registrant; (11)
7.3   Conformed copy of Exhibit I to Distributor's Contract of the
      Registrant; (19)
7.4   Conformed copy of Exhibit J to Distributor's Contract of the
      Registrant; (20)
7.5 Conformed copy of Amendment to the Distributor's Contract between the Registrant and the Distributor; (20)
7.6 Conformed copy of Distributor's Contract and Exhibit 1 Amendment to Distribution Plan of the Registrant (Class B Shares); (20)
7.7   Conformed copy of Exhibit K to Distributor's Contract of the
      Registrant; (21)
7.8   Conformed copy of Exhibit L to Distributor's Contract of the
      Registrant; (22)
7.9 Conformed copy of Amendment to the Distributor's Contract between the Registrant and the Distributor (Class B Shares);
      (21)
7.10 Conformed copy of Exhibit M to the Distributor's of the Registrant (Class K Shares); (24)

8.    Not Applicable

9.    Conformed copy of the Custodian Contract of the Registrant; (22)

10. Conformed copy of Distribution Plan of the Registrant including Exhibits A and B; (11)
10.1  Conformed copy of Exhibit C to Distribution Plan of the
      Registrant; (10)
10.2 Conformed copy of Exhibits D and E to Distribution Plan of the Registrant; (11)
10.3 Conformed copy of Exhibits F and G to Distribution Plan of the Registrant; (20)
10.4  Conformed copy of Exhibit H to Distribution Plan of the
      Registrant; (23)
10.5  Conformed copy of Exhibit I to Distribution Plan of the
      Registrant; (24)

11. Form of Opinion and Consent of Counsel regarding the legality of Shares being issued; (26)

12.   Form of Opinion regarding tax consequences of Reorganization; *

13. Conformed copy of Fund Accounting Services, Administrative Services, Transfer Agency Services, and Custody Services Procurement Agreement of the Registrant; (13)
13.1 Conformed copy of Amendment to Fund Accounting Services, Administrative Services, Transfer Agency Services, and Custody Services Procurement Agreement of the Registrant; (21
13.2 Conformed copy of Principal Shareholder Servicer's Agreement (Class B Shares); (20)
13.3  Conformed copy of Shareholder Services Agreement (Class B
      Shares); (20)
13.4 The Registrant hereby incorporates the conformed copy of Amendment No. 2 to the Amended & Restated Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services and Custody Services Procurement from Item 23 (h)(v) of the Federated U.S. Government Securities: 2-5 Years Registration Statement on Form N-1A, filed with the Commission on March 30, 2004. (File Nos. 2-75769 and 811-3387);
13.5 The Registrant hereby incorporates the conformed copy of Amendment No. 3 to the Amended & Restated Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services and Custody Services Procurement from Item 23 (h)(v) of the Federated U.S. Government Securities: 2-5 Years Registration Statement on Form N-1A, filed with the Commission on March 30, 2004. (File Nos. 2-75769 and 811-3387);
13.6 The Registrant hereby incorporates by reference the conformed copy of the Agreement for Administrative Services from Item 23
      (h)(vix) of the Federated Index Trust Registration Statement on Form N-1A, filed with the Commission on December 30, 2003. (File Nos. 33-33852 and 811-6061);
13.7 The Registrant hereby incorporates the conformed copy of the Second Amended and Restated Services Agreement, with attached
      Schedule 1 revised 6/30/04, from Item (h)(vii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 29, 2004. (File Nos. 33-29838 and 811-5843)
13.8 The Registrant hereby incorporates the conformed copy of the Financial Administration and Accounting Services Agreement, with attached Exhibit A revised 6/30/04, from Item (h)(viii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 29, 2004. (File Nos. 33-29838 and 811-5843)

14.1 Conformed copy of Consent of Independent Auditors of Federated Total Return Bond Fund, Deloitte & Touche LLP; (26)
14.2 Conformed copy of Consent of Independent Auditors of Riggs Funds, KPMG LLP; (26)

15.   Not Applicable;

16.   Conformed copy of Power of Attorney of the Registrant; (19)
16.1  Conformed copy of Power of Attorney for William D. Dawson,
      Chief Investment Officer of the Registrant; (19)

----------------------------------------------------------------------

*     All exhibits are being filed electronically.

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed October 25, 1993. (File Nos. 33-50773 and 811-7115)
2. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed December 21, 1993. (File Nos. 33-50773 and 811-7115)
4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed May 27, 1994. (File Nos. 33-50773 and 811-7115)
7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 4 on Form N-1A filed June 6,
      1995.  (File Nos. 33-50773 and 811-7115)
10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed November 27, 1996. (File Nos. 33-50773 and 811-7115)
11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed March 31, 1997. (File Nos. 33-50773 and 811-7115)
13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed November 26, 1997. (File Nos. 33-50773 and 811-7115)
16.   Response  is   incorporated   by   reference   to   Registrant's
      Post-Effective Amendment No. 16 on Form N-1A filed October 28, 1998. (File Nos. 33-50773 and 811-7115)
18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed February 15, 2000. (File Nos. 33-50773 and 811-7115)
19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed November 29, 2000. (File Nos. 33-50773 and 811-7115)
20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 on Form N-1A filed July 26, 2001. (File Nos. 33-50773 and 811-7115)
21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 on Form N-1A filed November 29, 2001. (File Nos. 33-50773 and 811-7115)
22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed November 27, 2002. (File Nos. 33-50773 and 811-7115)
23. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed February 7 2003. (File Nos. 33-50773 and 811-7115)
24. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed April 7
      2003. (File Nos.  33-50773 and 811-7115)
25. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed November 26, 2004. (File Nos. 33-50773 and 811-7115)
26. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-14 filed August 21, 2003. (File Nos. 333-107190 and 811-7115)



Item 17.  Undertakings

      (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

      (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.


                                    SIGNATURES

      As required by the Securities Act of 1933, the Registrant FEDERATED TOTAL RETURN SERIES, INC., certifies that it meets all requirements for effectiveness of this Amendment to its Registration Statement pursuant to Form N-14 under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania on the 4th day of August, 2004.

                FEDERATED TOTAL RETURN SERIES, INC.

                BY: /s/ Andrew P. Cross
                Andrew P. Cross, Assistant Secretary
                August 4, 2004

      As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

         NAME                  TITLE           DATE

By: /s/ Andrew P. Cross   Attorney In Fact August 4, 2004
     Andrew P. Cross      For the Persons
     ASSISTANT SECRETARY  Listed Below

         NAME                  TITLE

John F. Donahue*               Chairman and Director

J. Christopher Donahue*        President and Director
                               (Principal Executive Officer)

Richard J. Thomas*             Treasurer
                               (Principal Financial Officer)

Thomas G. Bigley*              Director

John T. Conroy, Jr.*           Director

Nicholas P. Constantakis*      Director

John F. Cunningham*            Director

Lawrence D. Ellis, M.D.*       Director

Peter E. Madden*               Director

Charles F. Mansfield, Jr.*     Director

John E. Murray, Jr.*           Director

Marjorie P. Smuts*             Director

John S. Walsh*                 Director

*  By Power of Attorney